Related Party Transactions - Viral Gene (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Uncollectible due from related party	$ 126,275
Related party | Viral Gene
Related Party Transactions
Due from related party, current	0	$ 126,275
Uncollectible due from related party	$ 126,275